INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tabular Disclosure Related To Allocation Of Federal and State Income Taxes [Table Text Block]

Allocation of federal and state income taxes between current and deferred portions is as follows:

	2012	2011
Current
Federal	$2,827,187	$1,663,022
State	678,278	557,499
	3,505,465	2,220,521

Deferred
Federal	(631,256)	(611,296)
State	(97,984)	(75,650)
	(729,240)	(686,946)
Total income tax expense	$2,776,225	$1,533,575

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	2012		2011
	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income
Expected income tax expense at federal tax rate	$2,640,487	34.00%	$1,596,313	34.00%
State taxes net of federal benefit	177,559	2.29%	127,658	2.72%
Nondeductible expenses	28,890	0.37%	21,246	0.45%
Nontaxable income	(320,054)	(4.12%)	(347,329)	(7.40%)
Other	249,343	3.21%	135,687	2.89%

Total income tax expense	$2,776,225	35.75%	$1,533,575	32.66%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The net deferred tax assets in the accompanying balance sheets include the following components:

	2012	2011
Deferred tax assets
Deferred fees	$-	$1,410
Allowance for loan losses	3,253,425	3,019,914
Deferred compensation	1,860,068	1,739,075
OREO valuation allowance and expenses	1,510,974	1,245,000
Other	438,077	163,612
	7,062,544	6,169,011
Deferred tax liabilities
Unrealized gain on investment securities	71,701	149,188
FHLB stock dividends	156,182	156,182
Depreciation	29,386	31,169
	257,269	336,539

Net deferred tax assets	$6,805,275	$5,832,472